Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2016 and 2015 consist of:

	December 31, 2016
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,590,225	809,669	1,780,556	14.8
Computer software and game library	946,150	550,506	395,644	5.7
Trademarks	200,107	35,923	164,184	13.4
Developed technologies	234,420	128,200	106,220	5.4
Concessions and licenses	255,299	153,277	102,022	10.3
Networks	15,689	11,225	4,464	7.0
Sports and horse racing betting rights	115,991	112,060	3,931	6.5
Other	8,654	3,557	5,097	16.1
	4,366,535	1,804,417	2,562,118
Not subject to amortization
Trademarks	311,913	—	311,913
Total intangible assets, excluding goodwill	4,678,448	1,804,417	2,874,031

	December 31, 2015
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,587,202	653,802	1,933,400	14.8
Computer software and game library	946,983	365,305	581,678	5.8
Developed technologies	213,840	67,746	146,094	5.1
Concessions and licenses	251,692	126,732	124,960	10.4
Trademarks	102,179	14,971	87,208	6.6
Sports and horse racing betting rights	119,400	107,506	11,894	6.5
Networks	15,051	10,504	4,547	3.0
Other	8,559	3,020	5,539	16.2
	4,244,906	1,349,586	2,895,320
Not subject to amortization
Trademarks	440,313	—	440,313
Total intangible assets, excluding goodwill	4,685,219	1,349,586	3,335,633

Schedule of Intangible Assets, not Subject to Amortization
Intangible assets at December 31, 2016 and 2015 consist of:

	December 31, 2016
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,590,225	809,669	1,780,556	14.8
Computer software and game library	946,150	550,506	395,644	5.7
Trademarks	200,107	35,923	164,184	13.4
Developed technologies	234,420	128,200	106,220	5.4
Concessions and licenses	255,299	153,277	102,022	10.3
Networks	15,689	11,225	4,464	7.0
Sports and horse racing betting rights	115,991	112,060	3,931	6.5
Other	8,654	3,557	5,097	16.1
	4,366,535	1,804,417	2,562,118
Not subject to amortization
Trademarks	311,913	—	311,913
Total intangible assets, excluding goodwill	4,678,448	1,804,417	2,874,031

	December 31, 2015
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,587,202	653,802	1,933,400	14.8
Computer software and game library	946,983	365,305	581,678	5.8
Developed technologies	213,840	67,746	146,094	5.1
Concessions and licenses	251,692	126,732	124,960	10.4
Trademarks	102,179	14,971	87,208	6.6
Sports and horse racing betting rights	119,400	107,506	11,894	6.5
Networks	15,051	10,504	4,547	3.0
Other	8,559	3,020	5,539	16.2
	4,244,906	1,349,586	2,895,320
Not subject to amortization
Trademarks	440,313	—	440,313
Total intangible assets, excluding goodwill	4,685,219	1,349,586	3,335,633

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ thousands):

Year	Amount
2017	417,431
2018	282,128
2019	270,693
2020	240,753
2021	220,511
Total	1,431,516